EVENTS AFTER REPORTING DATE (Narrative) (Details) $ / shares in Units, $ in Millions	1 Months Ended	7 Months Ended		12 Months Ended
	Mar. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) shares	May 31, 2020 USD ($)	Jun. 01, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Purchase price of acquisition			$ 4,416,619	$ 3,683,997
Amount of loan outstanding			$ 3,062,706	$ 3,523,570	$ 2,146,124
Number of shares issued in ATM | shares		282,700	282,700
Events after the reporting date [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued in ATM | shares		1,018,893	1,018,893
Gross proceeds from issuing shares in ATM			$ 9,900,000
Total shares distributed in ATM program | shares			1,301,593
Total gross proceeds from ATM program			$ 12,900,000
Events after the reporting date [Member] | Amalgamated Kirkland Acquisition [Member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase price of acquisition		$ 0.7
Events after the reporting date [Member] | Amalgamated Kirkland Acquisition [Member] | Agnico Eagle Mines Ltd.'s Amalgamated Kirkland property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of NSR royalty interest		0.45%	0.45%
Events after the reporting date [Member] | Amalgamated Kirkland Acquisition [Member] | Kirkland Lake Gold's North Amalgamated Kirkland property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of NSR royalty interest		0.45%	0.45%
Events after the reporting date [Member] | Del Carmen Acquisition [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of NSR royalty interest		0.50%	0.50%
Purchase price of acquisition		$ 1.6
Events after the reporting date [Member] | Tocantinzinho Acquisition [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of GVR royalty interest		0.75%	0.75%
Purchase price of acquisition			$ 9,000,000
Events after the reporting date [Member] | Tocantinzinho Acquisition [Member] | Paid on closing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase price of acquisition			6,000,000
Events after the reporting date [Member] | Tocantinzinho Acquisition [Member] | Payable 60 days after closing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase price of acquisition			3,000,000
Events after the reporting date [Member] | Centrogold Acquisition [Member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase price of acquisition			7,000,000
Cash and common shares paid			$ 11,000,000
Events after the reporting date [Member] | Centrogold Acquisition [Member] | Minimum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of NSR royalty interest		1.00%	1.00%
Events after the reporting date [Member] | Centrogold Acquisition [Member] | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of NSR royalty interest		2.00%	2.00%
Events after the reporting date [Member] | Amended Loan Facility [Member] | Beedie Capital [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of loan outstanding converted	$ 5.0
Conversion price per share | $ / shares	$ 9.90
Common shares issued upon conversion of loan | shares	505,050
Additional amount drew down	$ 5.0
Conversion price of debt | $ / shares	$ 14.30
Amount of loan outstanding	$ 5.0
Undrawn convertible loan facilities	$ 15.0